Restructuring Programs (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost
The restructuring accrual for Project Orion at December 31, 2014 and the activity for the year ended December 31, 2014 were as follows:

(In thousands)	Expense Incurred in 2014	Other Adjustments	Cash Expenditures	Foreign Currency Translation	Remaining Accrual December 31 2014
Harsco Metals & Minerals Segment
Employee termination benefit costs	$11,992	$1,190	$(5,331)	$(183)	$7,668
Total	$11,992	$1,190	$(5,331)	$(183)	$7,668